CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended				83 Months Ended		86 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013		Mar. 31, 2014
Cash flows from operating activities
Net (loss)	$ (1,468)	$ (439)	$ (3,325)		$ (3,473)		$ (11,447)		$ (12,915)
Adjustments to reconcile net (loss) to net cash (used in) Operating activities:
Depreciation	8	4	24		13		88		96
In-process research and development	0	0	0		0		1,427		1,427
Stock based compensation related to employees and nonemployees	470	100	1,072		1,992		3,317		3,787
Liability in respect of employees severance payment	0	0							0
Changes in assets and liabilities:
(Decrease) in accrued severance pay			0		(13)		0
Decrease (increase) in accounts receivable and prepaid expenses	38	(5)	(55)		(93)		(173)		(135)
Increase in trade payables	62	12	11		78		94		156
Increase in related parties payables	1	48	182		138		350		351
Decrease (increase) in restricted cash	0	0							0
Long term deposit exchange rate differences		(1)	0		(1)		0		0
Increase in accrued expenses and other liabilities	104	(3)	77		65		255		359
(Increase) in trade receivables	(28)	0							(28)
Net cash (used in) operating activities	(813)	(284)	(2,014)		(1,294)		(6,089)		(6,902)
Cash flows from investing activities
Purchase of property and equipment	(68)	(1)	(48)		(2)		(158)		(226)
Assets held for employees’ severance payment	0	0							0
Restricted cash	0	0	(47)		0		(67)		(67)
Prepaid expenses long term	0	0							0
Severance pay fund			0		4		0
Net cash provided by (used in) investing activities	(68)	(1)	(95)		2		(225)		(293)
Cash flows from financing activities
Proceeds from issuance of preferred stock	0	0	0		1,634		4,632		4,632
Proceeds from issuance of stock warrants			0		0		286		286
Proceeds from issuance of common stock and warrants, net	0	0	2,856			[1]	2,922		2,922
Net cash provided by financing activities	0	0	2,856		1,634		7,840		7,840
Increase (decrease) in cash and cash equivalents	(881)	(285)	747		342		1,526		645
Cash and cash equivalents at the beginning of period	1,526	779	779		437		0		0
Cash and cash equivalents at the end of period	645	494	1,526		779		1,526		645
Non cash transactions:
Issuance of common stock in acquisition of in-process research and development	0	0	0		0		1,427		1,427
Exchange of redeemable preferred stock with non-redeemable preferred stock	0	0	0		1,117		1,117		1,117
Exchange of Series A-5 preferred stock with Series A-7 preferred stock				[1]	0			[1]
Preferred stock converted into common stock		0	12		0		12		12
Common stock issued in reverse acquisition	0	0	10		0		10		10
Cashless exercise of 80,291 warrants into 41,141 shares of common stock	0	0		[1]	0			[1]	0	[2]
Cancellation of option exercise	0	0		[1]	0			[1]	0	[2]
Additional information:
Cash paid for income taxes	0	0	0		0		0		0
Cash paid for interest expense	$ 0	$ 0	$ 0		$ 0		$ 0		$ 0

[1]	- Less than $1
[2]	Less than one